Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of intangible assets, net

	Useful	Gross value				Accumulated amortization				Net carrying amount
	life	at December 31,
	years	2025		2024		2025		2024		2025		2024
Software	1 – 4	US$	100,134	US$	75,810	US$	(61,864)	US$	(49,853)	US$	38,270	US$	25,957

Balance as of January 1, 2024	US$	16,219
Additions		17,598
Amortization		(7,849)
Exchange differences		(11)
Balance as of December 31, 2024		25,957
Additions		24,283
Amortization		(11,974)
Exchange differences		4
Balance as of December 31, 2025	US$	38,270